LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($) Transaction	Feb. 28, 2017 Transaction	Dec. 31, 2018
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment		$ 137,732	$ 53,334	$ 117,508
Gain (Loss) on disposal		10,021	619	25,002
Fair value gain (loss)		6,339	7,588	1,165
Equity method investments, impairment gain (loss)		$ 24,484	11,471	17,198
Term of held to maturity securities		2 years
BabyTree
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment	$ 23,475
Loss on change in fair value		$ 8,887	3,229	105,447
Other investments
Schedule of Investments [Line Items]
Impairment loss		46,581	3,063	3,444
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
Schedule of Investments [Line Items]
Acquired equity interest (in percentage)						15.32
Long term Investment In Third party technology Company
Schedule of Investments [Line Items]
Impairment gain (loss)		$ (67,189)	$ (10,029)	$ (2,137)
Ximalaya Inc
Schedule of Investments [Line Items]
Number of transactions | Transaction				2	2
Equity interest of available for sale investment (in percentage)		1.62